International Equity Portfolio
International Equity Portfolio

SEASONS SERIES TRUST

International Equity Portfolio

Mid Cap Value Portfolio

Multi-Managed Growth Portfolio

Multi-Managed Income Portfolio

Multi-Managed Income/Equity Portfolio

Multi-Managed Moderate Growth Portfolio

(each a “Portfolio,” and collectively, the “Portfolios”)

Supplement to the Statutory Prospectus dated July 29, 2014

The following changes will become effective on or about October 17, 2014:

International Equity Portfolio

In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.